RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Risk Management
The following table presents the main metrics established by prudential regulation (orders financial institutions to comply with requirements to cope with risks associated with their financial activities), such as regulatory capital, leverage ratio and liquidity indicators:

The following table presents the main metrics established by prudential regulation (orders financial institutions to comply with requirements to cope with risks associated with their financial activities), such as regulatory capital, leverage ratio and liquidity indicators:

Calculation basis - Basel Ratio	R$ thousands
	Basel III
	On December 31, 2022	On December 31, 2021
	Prudential Conglomerate
Regulatory capital - values
Common equity	106,500,779	119,106,689
Level I	120,624,009	130,565,269
Reference Equity - RE	144,282,538	150,236,230
Excess of resources invested in permanent assets	-	-
PR Highlight	-	-
Risk-weighted assets (RWA) - amounts	-
Total RWA	971,611,195	953,325,685
Regulatory capital as a proportion of RWA
Index of Common equity - ICP	11.0%	12.5%
Level 1 Index	12.4%	13.7%
Basel Ratio	14.8%	15.8%
Additional Common Equity (ACP) as a proportion of RWA
Additional Common Equity Conservation - ACPConservation	2.50%	2.00%
Additional Contracyclic Common Equity - ACPContracyclic	0.00%	0.00%
Additional Systemic Importance of Common Equity - Systemic ACPS	1.00%	1.00%
Total ACP (1)	3.50%	3.00%
Excess Margin of Common Equity	2.96%	4.99%
Leverage Ratio (AR)
Total exposure	1,639,736,361	1,530,418,615
AR	7.4%	8.5%
Short Term Liquidity Indicator (LCR)
Total High Quality Liquid Assets (HQLA)	198,600,676	177,885,181
Total net cash outflow	124,038,502	128,779,954
LCR	160.1%	138.1%
Long Term Liquidity Indicator (NSFR)
Available stable funding (ASF)	877,734,697	803,600,023
Stable resources required (RSF)	728,633,715	686,072,267
NSFR	120.5%	117.1%

(1) Failure to comply with ACP (public civil action) rules would result in restrictions on the payment of dividends and interest on equity, net surplus, share buyback, reduction of capital stock, and variable compensation to its managers.

We present below the maximum credit risk exposure of the financial instruments:

We present below the maximum credit risk exposure of the financial instruments:

	R$ thousands
	On December 31, 2022		On December 31, 2021
	Gross value	Expected credit loss	Gross value	Expected credit loss
Financial assets
Cash and balances with banks (Note 5)	122,521,755	-	108,601,632	-
Financial assets at fair value through profit or loss (Note 6)	301,899,028	-	336,560,965	-
Financial assets at fair value through other comprehensive income (Note 8) (1)	215,588,278	(301,284)	193,516,537	(393,685)
Loans and advances to banks (Note 10)	122,516,581	(28,252)	83,497,010	(70,194)
Loans and advances to customers (Note 11)	663,303,328	(54,898,695)	613,833,607	(40,800,985)
Securities at amortized cost (Note 9)	214,651,905	(3,040,831)	184,346,938	(5,527,663)
Other financial assets (Note 16)	65,705,559	-	64,411,451	-
Other financial instruments with credit risk exposure
Loan Commitments (Note 11 and 24)	319,075,802	(2,997,091)	310,337,059	(3,315,190)
Financial guarantees (Note 11 and 24)	97,960,932	(1,768,949)	83,467,093	(2,066,167)
Total risk exposure	2,123,223,168	(63,035,102)	1,978,572,292	(52,173,884)

(1) Financial assets measured at fair value through other comprehensive income are not reduced by the allowance for losses.

Concentration of credit risk

Concentration of credit risk

	R$ thousands
	On December 31, 2022	On December 31, 2021
Largest borrower	0.9%	0.7%
10 largest borrowers	6.4%	6.0%
20 largest borrowers	9.4%	9.2%
50 largest borrowers	13.5%	14.0%
100 largest borrowers	16.6%	17.8%

The credit-risk concentration analysis presented below is based on the economic activity sector in which the counterparty operates.

The credit-risk concentration analysis presented below is based on the economic activity sector in which the counterparty operates.

	R$ thousands
	On December 31, 2022%		On December 31, 2021%
Public sector	5,449,228	0.8	6,274,554	1.0
Oil, derivatives and aggregate activities	4,342,100	0.7	4,419,138	0.7
Production and distribution of electricity	1,066,832	0.2	1,306,448	0.2
Other industries	40,296	-	548,968	0.1
Private sector	657,854,100	99.2	607,559,053	99.0
Companies	300,242,563	45.3	287,216,857	46.8
Real estate and construction activities	24,776,946	3.7	23,708,445	3.9
Retail	46,126,498	7.0	42,151,968	6.9
Services	61,001,335	9.2	49,027,498	8.0
Transportation and concession	27,532,277	4.2	26,937,082	4.4
Automotive	11,151,798	1.7	12,660,961	2.1
Food products	12,562,156	1.9	17,426,747	2.8
Wholesale	24,397,104	3.7	22,341,759	3.6
Production and distribution of electricity	6,527,815	1.0	7,555,587	1.2
Siderurgy and metallurgy	9,381,575	1.4	9,398,330	1.5
Sugar and alcohol	8,110,881	1.2	7,213,887	1.2
Other industries	68,674,178	10.4	68,794,593	11.2
Individuals	357,611,537	53.9	320,342,196	52.2
Total portfolio	663,303,328	100.0	613,833,607	100.0
Impairment of loans and advances	(54,898,695)		(40,800,985)
Total of net loans and advances to customers	608,404,633		573,032,622

The table below shows the fair value of guarantees of loans and advances to customers.

The table below shows the fair value of guarantees of loans and advances to customers.

	R$ thousands
	On December 31, 2022		On December 31, 2021
	Book value (1)	Fair Value of Guarantees	Book value (1)	Fair Value of Guarantees
Companies	305,691,791	119,422,414	293,491,411	113,682,742
Stage 1	267,366,804	110,048,239	255,289,107	100,979,275
Stage 2	10,397,088	4,280,315	14,119,637	5,262,230
Stage 3	27,927,899	5,093,860	24,082,667	7,441,237

Individuals	357,611,537	228,720,031	320,342,196	201,350,955
Stage 1	292,656,355	195,708,576	272,635,668	175,139,469
Stage 2	31,531,058	25,873,396	23,075,748	18,991,289
Stage 3	33,424,124	7,138,059	24,630,780	7,220,197
Total	663,303,328	348,142,445	613,833,607	315,033,697

(1) Of the total balance of loan operations, R$434,935,659 thousand (2021 – R$407,457,210 thousand) refers to operations without guarantees.

Financial Exposure – Trading Portfolio (Fair Value)

Financial Exposure – Trading Portfolio (Fair Value)

Risk factors	R$ thousands
	On December 31, 2022		On December 31, 2021
	Assets	Liabilities	Assets	Liabilities
Fixed rates	35,805,135	30,863,080	20,275,172	20,715,581
IGP-M (General Index of market pricing) / IPCA (Consumer price index)	5,054,212	4,950,999	1,846,722	2,070,566
Exchange coupon	602,486	698,161	678,168	512,390
Foreign Currency	2,890,254	3,038,402	4,391,453	4,331,762
Equities	4,637,904	4,642,523	759,476	766,892
Sovereign/Eurobonds and Treasuries	5,812,825	5,275,743	7,510,094	4,163,177
Other	1,262,258	734,094	3,101,740	120,963
Total	56,065,074	50,203,002	38,562,826	32,681,331

The capital is calculated by the normal delta VaR model based in Regulatory Portfolio, composed by Trading Portfolio and the Foreign Exchange Exposures and the Commodities Exposure of the Banking Portfolio.

Risk factors	R$ thousands
	On December 31, 2022	On December 31, 2021
Fixed rates	1,498	1,693
IGPM/IPCA	3,629	2,008
Exchange coupon	38	21
Foreign Currency	1,854	951
Sovereign/Eurobonds and Treasuries	1,964	450
Equities	3,524	3,049
Other	1,439	2,828
Correlation/diversification effect	(8,252)	(7,404)
VaR at the end of the year	5,694	3,596

Average VaR in the year	9,391	6,903
Minimum VaR in the year	4,661	3,404
Maximum VaR in the year	16,355	14,044

VaR Internal Model – Regulatory Portfolio

The capital is calculated by the normal delta VaR model based in Regulatory Portfolio, composed by Trading Portfolio and the Foreign Exchange Exposures and the Commodities Exposure of the Banking Portfolio. In addition, the historical simulation and the Delta–Gamma–Vega models of risk are applied to measure all risk factors to an options portfolio, whichever is the most conservative, whereby this risk of options is added to the VaR of the portfolio. In this model, risk value is extrapolated to the regulatory horizon[2] (the highest between 10 days and the horizon of the portfolio) by the ‘square root of time’ method. VaR and Stressed VaR shown below refer to a ten-day horizon and are net of tax effects.

Risk factors	R$ thousands
	On December 31, 2022		On December 31, 2021
	VaR	Stressed	VaR	Stressed
Interest rate	14,475	42,853	10,088	17,594
Exchange rate	55,174	46,165	27,428	31,810
Commodity price (Commodities)	1,968	4,165	545	375
Equities	8,114	7,639	888	1,465
Correlation/diversification effect	(16,641)	(30,723)	(8,223)	(10,557)
VaR at the end of the year	63,090	70,099	30,727	40,686

Average VaR in the year	46,747	79,158	42,536	78,238
Minimum VaR in the year	33,170	41,474	16,387	27,433
Maximum VaR in the year	83,049	192,318	78,527	129,975

Note: Ten-day horizon VaR net of tax effects.

The capital is calculated by the normal delta VaR model based in Regulatory Portfolio, composed by Trading Portfolio and the Foreign Exchange Exposures and the Commodities Exposure of the Banking Portfolio.

The capital is calculated by the normal delta VaR model based in Regulatory Portfolio, composed by Trading Portfolio and the Foreign Exchange Exposures and the Commodities Exposure of the Banking Portfolio. In addition, the historical simulation and the Delta–Gamma–Vega models of risk are applied to measure all risk factors to an options portfolio, whichever is the most conservative, whereby this risk of options is added to the VaR of the portfolio. In this model, risk value is extrapolated to the regulatory horizon[2] (the highest between 10 days and the horizon of the portfolio) by the ‘square root of time’ method. VaR and Stressed VaR shown below refer to a ten-day horizon and are net of tax effects.

Risk factors	R$ thousands
	On December 31, 2022		On December 31, 2021
	VaR	Stressed	VaR	Stressed
Interest rate	14,475	42,853	10,088	17,594
Exchange rate	55,174	46,165	27,428	31,810
Commodity price (Commodities)	1,968	4,165	545	375
Equities	8,114	7,639	888	1,465
Correlation/diversification effect	(16,641)	(30,723)	(8,223)	(10,557)
VaR at the end of the year	63,090	70,099	30,727	40,686

Average VaR in the year	46,747	79,158	42,536	78,238
Minimum VaR in the year	33,170	41,474	16,387	27,433
Maximum VaR in the year	83,049	192,318	78,527	129,975

Note: Ten-day horizon VaR net of tax effects.

The Company also assesses on a daily basis the possible impacts on profit or loss in stress scenarios considering a holding period of 20 business days, ie, how much prices or interest rates can change in 20 business days based on historical data and prospective scenarios

The Company also assesses on a daily basis the possible impacts on profit or loss in stress scenarios considering a holding period of 20 business days, ie, how much prices or interest rates can change in 20 business days based on historical data and prospective scenarios. This metric is monitored with limits established in the governance process. The scenarios are defined for each risk factor and they are represented as a shock or discount factors which are applied to the trading book position, thus, the value calculated represents a possible loss of the trading book in a stress scenario:

	R$ thousands
	On December 31, 2022	On December 31, 2021
At the end of the year	77,668	65,677
Average in the year	118,174	140,512
Minimum in the year	53,384	65,677
Maximum in the year	265,347	247,487

Note: Values net of tax effects.

Sensitivity Analysis – Trading Portfolio

Sensitivity Analysis – Trading Portfolio

		R$ thousands
		Trading Portfolio (1)
		Scenarios
		On December 31, 2022			On December 31, 2021
		1	2	3	1	2	3
Interest rate in Reais (2)	Exposure subject to variations in fixed interest rates and interest rate coupons	(63)	(21,058)	(41,285)	(273)	(72,496)	(137,888)
Price indexes	Exposure subject to variations in price index coupon rates	(3,129)	(51,918)	(110,853)	(2,069)	(58,427)	(115,254)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(2)	(339)	(670)	(1)	(18)	(36)
Foreign currency	Exposure subject to exchange rate variations	800	20,000	40,000	(373)	(9,334)	(18,668)
Equities	Exposure subject to variation in stock prices	(130)	(3,256)	(6,512)	(47)	(1,177)	(2,355)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	42	3,942	7,744	(363)	(3,114)	(6,295)
Other	Exposure not classified in other definitions	(135)	(866)	(1,730)	(436)	(2,387)	(4,765)
Total excluding correlation of risk factors		(2,617)	(53,495)	(113,306)	(3,562)	(146,953)	(285,261)

(1) Values net of taxes; and

(2) As a reference for the shocks applied to the 1-year vertex, the values were approximately 326bps and 633bps (scenarios 2 and 3 respectively) in December 31, 2022 (December 31, 2021 - the values were approximately 287 bps and 560 bps in scenarios 2 and 3 respectively).

Sensitivity Analysis – Trading and Banking Portfolios

Sensitivity Analysis – Trading and Banking Portfolios

		R$ thousands
		Trading and Banking Portfolios (1)
		Scenarios
		On December 31, 2022			On December 31, 2021
		1	2	3	1	2	3
Interest rate in Reais (2)	Exposure subject to variations in fixed interest rates and interest rate coupons	(7,204)	(2,730,345)	(5,582,444)	(13,603)	(3,642,541)	(7,039,005)
Price indexes	Exposure subject to variations in price index coupon rates	(20,236)	(2,290,418)	(4,152,134)	(26,327)	(3,142,601)	(5,586,279)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(1,134)	(135,476)	(259,477)	(1,488)	(70,758)	(138,972)
Foreign currency	Exposure subject to exchange rate variations	8,450	211,248	422,496	(5,539)	(138,469)	(276,938)
Equities	Exposure subject to variation in stock prices	(33,013)	(825,318)	(1,650,636)	(21,015)	(525,366)	(1,050,731)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	943	(47,166)	(94,368)	(1,933)	(71,314)	(140,945)
Other	Exposure not classified in other definitions	(158)	(1,432)	(2,862)	(439)	(2,809)	(5,610)
Total excluding correlation of risk factors		(52,352)	(5,818,907)	(11,319,425)	(70,344)	(7,593,858)	(14,238,480)

(1) Values net of taxes; and

(2) As a reference for the shocks applied to the 1-year vertex, the values were approximately 346bps and 675bps (scenarios 2 and 3 respectively) in December 31, 2022 (December 31, 2021 - the values were approximately 280 bps and 570 bps in scenarios 2 and 3 respectively).

The table below presents the cash flows payable for non-derivative financial liabilities, covering the remaining contractual period to maturity as from the date of the consolidated statement of financial position. The values disclosed in this table represent the undiscounted contractual cash flows.

The table below presents the cash flows payable for non-derivative financial liabilities, covering the remaining contractual period to maturity as from the date of the consolidated statement of financial position. The values disclosed in this table represent the undiscounted contractual cash flows.

	R$ thousands
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total on December 31, 2022	Total on December 31, 2021
Deposits from banks	204,175,974	20,185,890	20,323,362	15,486,908	4,343,795	264,515,929	266,503,096
Deposits from customers	201,317,486	22,671,356	113,616,089	308,213,890	915,559	646,734,380	625,042,668
Securities issued	6,534,157	11,597,965	84,698,911	129,748,956	8,618,000	241,197,989	189,015,450
Subordinated debt	3,873,730	1,423,524	2,037,296	18,454,700	73,968,456	99,757,706	82,258,917
Other financial liabilities (1)	60,164,313	19,316,118	3,222,155	8,234,481	1,619,366	92,556,433	86,407,304
Total liabilities on December 31, 2022	476,065,660	75,194,853	223,897,813	480,138,935	89,465,176	1,344,762,437
Total liabilities on December 31, 2021	486,910,254	82,535,609	165,622,679	456,861,983	57,296,910		1,249,227,435

(1) Include, mainly, credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, leases and capitalization bonds.

The table below analyzes the derivative financial liabilities that will be settled at net value, grouped based on the period remaining from the reporting date to the respective maturity date. The values disclosed in the table are undiscounted cash flows.

The table below analyzes the derivative financial liabilities that will be settled at net value, grouped based on the period remaining from the reporting date to the respective maturity date. The values disclosed in the table are undiscounted cash flows.

	R$ thousands
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total on December 31, 2022	Total on December 31, 2021
Differential of swaps payable	244,717	356,799	433,306	2,809,565	95,289	3,939,676	9,630,031
Non-deliverable forwards	2,394,836	257,659	388,611	160,176	-	3,201,282	1,248,172
• Purchased	2,362,507	201,687	340,247	134,819	-	3,039,260	902,356
• Sold	32,329	55,972	48,364	25,357	-	162,022	345,816
Premiums of options	267,989	15,682	168,306	290,795	98,427	841,199	1,092,043
Other	605,129	254,189	362,595	135,733	-	1,357,646	765,400
Total of derivative liabilities on December 31, 2022	3,512,671	884,329	1,352,818	3,396,269	193,716	9,339,803	-
Total of derivative liabilities on December 31, 2021	4,497,658	244,405	1,323,317	4,841,322	1,828,944		12,735,646

The tables below show the financial assets and liabilities of the Group segregated by maturities used for the management of liquidity risks, in accordance with the remaining contractual maturities on the reporting date:

The tables below show the financial assets and liabilities of the Group segregated by maturities used for the management of liquidity risks, in accordance with the remaining contractual maturities on the reporting date:

	R$ thousands
	Current			Non-current			Total on December 31, 2022	Total on December 31, 2021
	1 to 30 days	31 to 180 days	181 to 360 days	1 to 5 years	More than 5 years	No stated maturity
Assets
Cash and balances with banks	122,521,755	-	-	-	-	-	122,521,755	108,601,632
Financial assets at fair value through profit or loss	23,944,223	13,939,378	17,245,181	153,846,848	73,511,811	19,411,587	301,899,028	336,560,965
Financial assets at fair value through other comprehensive income	10,571,823	8,742,990	16,784,256	128,752,446	38,140,594	12,596,169	215,588,278	193,516,537
Loans and advances to customers, net of impairment	84,782,848	145,168,580	85,067,807	219,716,772	73,668,626	-	608,404,633	573,032,622
Loans and advances to banks, net of impairment	101,591,182	13,079,329	5,465,465	2,352,353	-	-	122,488,329	83,426,816
Securities, net of provision for expected losses	4,112,686	4,122,961	15,426,657	109,339,662	78,609,108	-	211,611,074	178,819,275
Other financial assets (1)	53,829,243	955,955	341,653	7,018,688	3,560,020	-	65,705,559	64,411,451
Total financial assets on December 31, 2022	401,353,760	186,009,193	140,331,019	621,026,769	267,490,159	32,007,756	1,648,218,656
Total financial assets on December 31, 2021	360,610,269	181,619,226	145,785,472	555,528,931	267,641,015	27,184,385		1,538,369,298

Liabilities
Financial liabilities at amortized cost							-
Deposits from banks	226,805,329	29,303,971	9,368,638	13,375,864	3,094,236	-	281,948,038	279,009,280
Deposits from customers (2)	213,569,844	42,698,802	83,393,981	250,695,414	324,165	-	590,682,206	569,726,250
Securities issued	6,206,195	33,449,945	62,005,587	111,238,910	9,356,691	-	222,257,328	166,228,542
Subordinated debt	3,843,477	1,511,037	1,802,852	2,502,709	28,458,027	14,123,230	52,241,332	54,451,077
Other financial liabilities (3)	60,164,313	19,316,118	3,222,155	8,234,481	1,619,366	-	92,556,433	86,407,304
Financial liabilities at fair value through profit or loss	408,914	1,361,246	3,222,367	5,121,542	3,227,255	-	13,341,324	14,265,283
Other financial instruments with credit risk exposure							-	-
Loan Commitments	-	-	-	2,997,091	-	-	2,997,091	3,315,190
Financial guarantees	-	-	-	1,768,949	-	-	1,768,949	2,066,167
Insurance technical provisions and pension plans (2)	263,383,077	-	-	52,772,040	-	-	316,155,117	286,386,634
Total financial liabilities on December 31, 2022	774,381,149	127,641,119	163,015,580	448,707,000	46,079,740	14,123,230	1,573,947,818
Total financial liabilities on December 31, 2021	752,023,798	142,003,036	102,840,129	432,699,909	20,830,275	11,458,580		1,461,855,727

(1) Includes, primarily, foreign exchange operations, debtors for guarantee deposits and trading and intermediation of values;

(2) Demand deposits, savings deposits and technical provisions for insurance and pension plans, represented by “VGBL” and “PGBL” products, are classified within 1 to 30 days, without considering the historical average turnover; and

(3) Prmarily includes credit card operations, foreign exchange operations, trading and intermediation of securities, financial leasing and capitalization plans.

The tables below show the assets and liabilities of the Company segregated by current and non-current, in accordance with the remaining contractual maturities on the reporting date:

The tables below show the assets and liabilities of the Company segregated by current and non-current, in accordance with the remaining contractual maturities on the reporting date:

	R$ thousands
	Current	Non-current	Total on December 31, 2022	Total on December 31, 2021
Assets
Total financial assets	727,693,972	920,524,684	1,648,218,656	1,538,369,298
Non-current assets held for sale	1,236,931	-	1,236,931	1,196,272
Investments in associated companies	-	8,970,513	8,970,513	7,557,566
Property and equipment	-	11,971,122	11,971,122	13,513,105
Intangible assets and goodwill, net	-	18,799,813	18,799,813	14,911,007
Taxes to be offset	5,898,378	8,542,462	14,440,840	13,286,829
Deferred tax assets	23,032,417	62,035,626	85,068,043	78,743,461
Other assets	8,695,297	2,214,460	10,909,757	7,994,655
Total non-financial assets	38,863,023	112,533,996	151,397,019	137,202,895
Total assets on December 31, 2022	766,556,995	1,033,058,680	1,799,615,675
Total assets on December 31, 2021	701,067,237	974,504,956		1,675,572,193

Liabilities
Total financial liabilities	1,065,037,848	508,909,970	1,573,947,818	1,461,855,727
Other provisions	4,622,349	18,025,624	22,647,973	25,536,619
Current income tax liabilities	1,593,037	-	1,593,037	2,059,223
Deferred tax liabilities	-	1,633,292	1,633,292	208,035
Other liabilities	38,737,153	2,315,138	41,052,291	35,683,882
Total non-financial liabilities	44,952,539	21,974,054	66,926,593	63,487,759
Total equity	-	158,741,264	158,741,264	150,228,707
Total equity and liabilities on December 31, 2022	1,109,990,387	689,625,288	1,799,615,675
Total equity and liabilities on December 31, 2021	1,037,472,691	638,099,502		1,675,572,193

The tables below present the composition of the financial assets and liabilities measured at fair value, classified using the hierarchical levels:

The tables below present the composition of the financial assets and liabilities measured at fair value, classified using the hierarchical levels:

	R$ thousands
	On December 31, 2022
	Level 1	Level 2	Level 3	Fair Value
Financial assets at fair value through profit or loss	237,380,615	47,559,444	700,473	285,640,532
Brazilian government bonds	204,934,195	5,604,251	2	210,538,448
Corporate debt and marketable equity securities	18,223,185	9,290,575	700,471	28,214,231
Bank debt securities	1,427,286	32,664,618	-	34,091,904
Mutual funds	12,025,851	-	-	12,025,851
Foreign governments securities	656,270	-	-	656,270
Brazilian sovereign bonds	113,828	-	-	113,828
Derivatives	(1,526,269)	4,978,274	(534,833)	2,917,172
Derivative financial instruments (assets)	3,414,581	12,734,059	109,856	16,258,496
Derivative financial instruments (liabilities)	(4,940,850)	(7,755,785)	(644,689)	(13,341,324)
Financial assets at fair value through other comprehensive income	203,732,788	10,435,808	1,419,682	215,588,278
Brazilian government bonds	177,149,932	-	21,318	177,171,250
Corporate debt securities	1,470,115	1,780,215	289,114	3,539,444
Bank debt securities	3,287,386	3,121,090	-	6,408,476
Brazilian sovereign bonds	9,337,317	-	-	9,337,317
Foreign governments securities	6,875,135	-	-	6,875,135
Mutual funds	1,602,576	-	-	1,602,576
Marketable equity securities and other stocks	4,010,327	5,534,503	1,109,250	10,654,080
Total	439,587,134	62,973,526	1,585,322	504,145,982

	R$ thousands
	On December 31, 2021
	Level 1	Level 2	Level 3	Fair Value
Financial assets at fair value through profit or loss	282,270,032	31,627,903	478,305	314,376,240
Brazilian government bonds	252,536,563	6,487,867	2	259,024,432
Corporate debt and marketable equity securities	17,359,614	5,930,123	476,929	23,766,666
Bank debt securities	1,411,890	19,209,913	-	20,621,803
Mutual funds	9,965,220	-	1,374	9,966,594
Foreign governments securities	689,293	-	-	689,293
Brazilian sovereign bonds	307,452	-	-	307,452
Derivatives	(220,868)	8,491,757	(351,447)	7,919,442
Derivative financial instruments (assets)	3,982,364	18,022,857	179,504	22,184,725
Derivative financial instruments (liabilities)	(4,203,232)	(9,531,100)	(530,951)	(14,265,283)
Financial assets at fair value through other comprehensive income	185,980,783	6,119,925	1,415,829	193,516,537
Brazilian government bonds	155,835,878	13,225	25,784	155,874,887
Corporate debt securities	1,523,253	4,069,087	543,011	6,135,351
Bank debt securities	5,603,539	534,110	-	6,137,649
Brazilian sovereign bonds	8,885,505	-	-	8,885,505
Foreign governments securities	6,659,985	-	-	6,659,985
Mutual funds	2,126,928	-	1,026	2,127,954
Marketable equity securities and other stocks	5,345,695	1,503,503	846,008	7,695,206
Total	468,029,947	46,239,585	1,542,687	515,812,219

The table below presents a reconciliation of securities and derivative financial instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

The table below presents a reconciliation of securities and derivative financial instruments measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	R$ thousands
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Assets Derivative	Liabilities Derivatives	Total
On December 31, 2020	319,434	256,103	19,295	(246,472)	348,360
Included in profit or loss	99,731	90,605	-	-	190,336
Included in other comprehensive income	-	150,757	-	-	150,757
Acquisitions	112,385	810,015	160,209	(284,479)	798,130
Write-offs	(69,012)	(91,753)	-	-	(160,765)
Transfers to other levels (1)	15,767	200,102	-	-	215,869
On December 31, 2021	478,305	1,415,829	179,504	(530,951)	1,542,687

On December 31, 2021	478,305	1,415,829	179,504	(530,951)	1,542,687
Included in the result	193,266	(3,746)	-	-	189,520
Included in other comprehensive income	-	258,315	-	-	258,315
Acquisitions	198,748	119,825	-	(113,738)	204,835
Write-offs	(70,545)	(279,597)	(69,648)	-	(419,790)
Transfer to other levels (1)	(99,301)	(90,944)	-	-	(190,245)
On December 31, 2022	700,473	1,419,682	109,856	(644,689)	1,585,322

(1) These securities were reclassified between levels 2 and 3, as there was an increase in credit risk and the spread curve has unobservable parameters. When there is a reduction in this credit risk, the securities are transferred from level 3 to level 2.

The tables below show the gains/(losses) due to changes in fair value and interest income, including the realized and unrealized gains and losses, recorded in the consolidated statement of income for Level 3 assets and liabilities:

The tables below show the gains/(losses) due to changes in fair value and interest income, including the realized and unrealized gains and losses, recorded in the consolidated statement of income for Level 3 assets and liabilities:

	R$ thousands
	Financial assets at fair value through profit or loss	Financial assets at fair value through other comprehensive income	Total
Interest and similar income	12,982	88,235	101,217
Net trading gains/(losses) realized and unrealized	86,749	153,127	239,876
Total on December 31, 2021	99,731	241,362	341,093

Interest and similar income	17,960	(3,770)	14,190
Net trading gains/(losses) realized and unrealized	175,306	258,339	433,645
Total on December 31, 2022	193,266	254,569	447,835

Sensitivity analysis for financial assets classified as Level 3

Sensitivity analysis for financial assets classified as Level 3

	R$ thousands
	On December 31, 2022
	Impact on income (1)			Impact on shareholders’ equity (1)
	1	2	3	1	2	3
Interest rate in Reais	-	-	-	(5)	(1,098)	(2,058)
Price indexes	-	(15)	(29)	(82)	(11,879)	(22,007)
Exchange coupon	-	-	-	(5)	(665)	(1,293)
Foreign currency	-	-	-	162	4,055	8,110
Equities	3,453	86,317	172,633	5,990	149,743	299,485

	R$ thousands
	On December 31, 2021
	Impact on income (1)			Impact on shareholders’ equity (1)
	1	2	3	1	2	3
Interest rate in Reais	-	(31)	(60)	(6)	(1,397)	(2,503)
Price indexes	(16)	(2,015)	(3,898)	-	-	-
Equities	(1,652)	(41,311)	(82,622)	(4,653)	(116,323)	(232,647)

(1) Values net of taxes.

The table below summarizes the carrying amounts and the fair values of the financial assets and liabilities that were not presented in the consolidated statements of financial position at their fair value, classified using the hierarchical levels:

The table below summarizes the carrying amounts and the fair values of the financial assets and liabilities that were not presented in the consolidated statements of financial position at their fair value, classified using the hierarchical levels:

	R$ thousands
	On December 31, 2022
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets (1)
Loans and advances
· Financial Institutions	-	122,538,967	-	122,538,967	122,488,329
· Customers	-	-	650,606,365	650,606,365	663,303,328
Securities at amortized cost	100,636,000	98,998,877	9,728,838	209,363,715	214,651,905

Financial liabilities
Deposits from banks	-	-	282,146,097	282,146,097	281,948,038
Deposits from customers	-	-	591,820,200	591,820,200	590,682,206
Securities issued	-	-	213,546,452	213,546,452	222,257,328
Subordinated debt	-	-	53,842,376	53,842,376	52,241,332

	R$ thousands
	On December 31, 2021
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets (1)
Loans and advances
· Financial Institutions	-	83,440,721	-	83,440,721	83,426,816
· Customers	-	-	607,725,289	607,725,289	613,833,607
Securities at amortized cost	88,656,980	80,968,974	10,450,308	180,076,262	184,346,938

Financial liabilities
Deposits from banks	-	-	279,299,225	279,299,225	279,009,280
Deposits from customers	-	-	570,368,593	570,368,593	569,726,250
Securities issued	-	-	155,235,456	155,235,456	166,228,542
Subordinated debt	-	-	55,756,684	55,756,684	54,451,077

(1) The amounts of loans and advances are presented net of the allowance for impairment losses.

The table below shows the concentration of risks, based on the amounts of premiums written net of reinsurance, cancellations and social security contributions:

The Company operates throughout the national territory, and potential exposures to risk concentration are monitored through management reports where the results of insurance contracts sold by branch are observed. The table below shows the concentration of risks, based on the amounts of premiums written net of reinsurance, cancellations and social security contributions:

	R$ thousands
	On December 31, 2022	On December 31, 2021
Non-Life	8,463,391	6,222,866
Life	10,826,498	9,550,499
Health (Health and Dental)	28,335,790	25,070,892
Pension plans	34,226,556	29,157,808

The table below shows the result of the sensitivity test substantially for pension portfolio, considering variations in assumptions:

The table below shows the result of the sensitivity test substantially for pension portfolio, considering variations in assumptions:

	R$ thousands
	On December 31, 2022
	Interest rate	Longevity (improvement)	Conversion to income
Percentage adjustment to each assumption:	-5%	0.2%	+ 5%
Total	(202,302)	(61,739)	(24,215)

The table below shows the result of the sensitivity test substantially for life risk short term portfolio , considering variations in assumptions:

	R$ thousands
	On December 31, 2022
	Interest rate	Longevity (improvement)
Percentage adjustment to each assumption:	-5%	0.2%
Total	(13,843)	2,171

For non-life portfolio, life portfolio and Health portfolio, including dental, the table below shows the result if there was an increase in the loss ratio by 1 percentage point in the last twelve months of the calculation base date:

For non-life portfolio, life portfolio and Health portfolio, including dental, the table below shows the result if there was an increase in the loss ratio by 1 percentage point in the last twelve months of the calculation base date:

Segments	R$ thousands
	Gross of reinsurance		Net of reinsurance
	On December 31, 2022	On December 31, 2021	On December 31, 2022	On December 31, 2021
Non-Life	(42,995)	(32,441)	(42,811)	(32,277)
Life	(32,770)	(26,496)	(32,636)	(26,390)
Health (Health and Dental)	(167,181)	(137,890)	(167,181)	(137,890)